CAPITAL AND RESERVES (Schedule of Share Capital) (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
In issue at January 1	83,606,810	83,606,810
In issue at December 31		83,606,810
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
In issue at January 1	96,162,410	96,162,410
Issued for cash
In issue at December 31	96,162,000	96,162,410
American depositary share [Member]
Disclosure of classes of share capital [line items]
In issue at January 1	20,901,703	20,903,227
Issued for cash
In issue at December 31	20,901,703	20,901,703
Class A Treasury shares [Member]
Disclosure of classes of share capital [line items]
Balance at January 1	12,556,000	12,556,000
Purchased during the year
Balance at December 31	12,556,000	12,556,000
ADS Treasury shares [Member]
Disclosure of classes of share capital [line items]
Balance at January 1	3,139,000	3,139,000
Purchased during the year
Balance at December 31	3,139,000	3,139,000